Fixed assets - Depreciation and amortization - Total - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Other intangible assets and property, plant and equipment [abstract]
Increase (decrease) in depreciation and amortization	€ 201	€ 118